Document and Entity Information	Mar. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2020
Entity Registrant Name	HERON THERAPEUTICS, INC. /DE/
Entity Central Index Key	0000818033
Entity Emerging Growth Company	false
Entity File Number	001-33221
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2875566
Entity Address, Address Line One	4242 Campus Point Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	251-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HRTX
Security Exchange Name	NASDAQ